Taxes (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Loss before income tax	$ (2,482,889)	$ (402,884)
Statutory income tax rate		0.00%
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	$ (331,504)	$ (43,629)
Effect of valuation allowance on deferred tax assets(1)	316,419
Tax effect of non-deductible expenditure	178,726	49,054
Utilization of operation loss carryforwards	(163,641)	(39,494)
Income tax (benefits) expense		$ (34,069)
CAYMAN ISLANDS
Statutory income tax rate	0.00%	0.00%